Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member]	12 Months Ended
Oct. 31, 2018 USD ($)
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	1.90%
Canadian unemployment rate	5.80%
Canadian Housing Price Index growth	2.20%
S&P 500 Index growth rate	4.60%
West Texas Intermediate Oil Price	$ 67
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	1.40%
Canadian unemployment rate	6.00%
Canadian Housing Price Index growth	2.30%
S&P 500 Index growth rate	(1.40%)
West Texas Intermediate Oil Price	$ 65
Upside case [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	2.30%
Canadian unemployment rate	5.30%
Canadian Housing Price Index growth	6.40%
S&P 500 Index growth rate	11.30%
West Texas Intermediate Oil Price	$ 78
Downside case [member]
Disclosure of internal credit grades [line items]
Canadian GDP year over year growth	1.20%
Canadian unemployment rate	6.40%
Canadian Housing Price Index growth	(1.20%)
S&P 500 Index growth rate	(10.80%)
West Texas Intermediate Oil Price	$ 52